LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Types of insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	£ 86,949	£ 77,881
New business	5,476	4,154
Changes in existing business	(8,072)	4,928
Change in liabilities charged to the income statement (note 10)	(2,596)	9,082
Exchange and other adjustments	13	(14)
Ending Balance	84,366	86,949
Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	15,881	15,896
New business	31	43
Changes in existing business	(2,000)	(58)
Change in liabilities charged to the income statement (note 10)	(1,969)	(15)
Ending Balance	13,912	15,881
Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	102,830	93,777
New business	5,507	4,197
Changes in existing business	(10,072)	4,870
Change in liabilities charged to the income statement (note 10)	(4,565)	9,067
Exchange and other adjustments	13	(14)
Ending Balance	98,278	102,830
Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	(563)	(671)
New business	(42)	(21)
Changes in existing business	(111)	129
Change in liabilities charged to the income statement (note 10)	(153)	108
Ending Balance	(716)	(563)
Net amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	102,267	93,106
New business	5,465	4,176
Changes in existing business	(10,183)	4,999
Change in liabilities charged to the income statement (note 10)	(4,718)	9,175
Exchange and other adjustments	13	(14)
Ending Balance	£ 97,562	£ 102,267